Offsetting of Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Summary of Amounts Not Offset in the Consolidated Balance Sheet

(Canadian $ in millions)							2019
				Amounts not offset in the balance sheet
	Gross amounts	Amounts offset in the balance sheet	Net amounts presented in the balance sheet	Impact of master netting agreements	Securities received/pledged as collateral (1)(2)	Cash collateral	Net amount (3)
Financial Assets
Securities borrowed or purchased under resale agreements	104,949	945	104,004	9,919	93,062	82	941
Derivative instruments	22,423	279	22,144	13,538	1,740	2,750	4,116
	127,372	1,224	126,148	23,457	94,802	2,832	5,057

Financial Liabilities
Derivative instruments	23,877	279	23,598	13,538	1,940	2,971	5,149
Securities lent or sold under repurchase agreements	87,601	945	86,656	9,919	76,501	4	232
	111,478	1,224	110,254	23,457	78,441	2,975	5,381

(Canadian $ in millions)							2018
				Amounts not offset in the balance sheet
	Gross amounts	Amounts offset in the balance sheet	Net amounts presented in the balance sheet	Impact of master netting agreements	Securities received/pledged as collateral (1)(2)	Cash collateral	Net amount (3)
Financial Assets
Securities borrowed or purchased under resale agreements	86,635	1,584	85,051	13,516	70,479	–	1,056
Derivative instruments	25,721	299	25,422	15,575	505	3,576	5,766
	112,356	1,883	110,473	29,091	70,984	3,576	6,822

Financial Liabilities
Derivative instruments	23,928	299	23,629	15,575	600	1,492	5,962
Securities lent or sold under repurchase agreements	68,268	1,584	66,684	13,516	52,910	–	258
	92,196	1,883	90,313	29,091	53,510	1,492	6,220

(1)	Financial assets received/pledged as collateral are disclosed at fair value and are limited to the net balance sheet exposure (i.e. any over-collateralization is excluded from the table).
(2)	Certain amounts of collateral are restricted from being sold or repledged except in the event of default or the occurrence of other predetermined events.
(3)	Not intended to represent our actual exposure to credit risk.
Certain comparative figures have been reclassified to conform with the current year’s presentation.